Provision for Doubtful Debts	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Provision for Doubtful Debts	Provision for Doubtful Debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2019 and December 31, 2018 comprises:

	December 31, 2019	December 31, 2018
	(in thousands)
Opening provision	$8,889	$8,930
Amounts used during the year	—	(995)
Amounts provided during the year	1,691	3,083
Amounts released during the year	(3,226)	(2,355)
Foreign exchange	26	226
Closing provision	$7,380	$8,889